OFF-BALANCE SHEET ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2020
OFF-BALANCE SHEET ACCOUNTS
Schedule of detailed information about off balance sheet accounts

	2020	2019
	S/(000)	S/(000)

Contingent credits - indirect loans (b)
Guarantees and standby letters	18,562,120	18,894,456
Import and export letters of credit	2,411,690	2,186,579
Sub-total, Note 7(b)	20,973,810	21,081,035

Responsibilities under credit line agreements	86,074,859	75,615,563
Total	107,048,669	96,696,598